Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment	Dec. 31, 2023
Computers and equipment [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Minimum [Member] | Plant [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Maximum [Member] | Plant [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years
Maximum [Member] | Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years